Prepayments and other current assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayments and other current assets, net
Net reversal	¥ 324	¥ 13,481	¥ 2,923